SHARE-BASED COMPENSATION PLANS (Details) $ / shares in Units, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Employee $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2011 shares
Employees [Member] | Restricted Stock [Member]
Restricted shares - Employees [Roll Forward]
Non-vested at beginning of period (in shares)	157,165
Granted during the year (in shares)	4,500
Vested during the year (in shares)	(10,000)
Forfeited during the year (in shares)	(13,000)
Non-vested at end of period (in shares)	138,665
Weighted-average grant-date fair value - Employees [Abstract]
Non-vested at beginning of period (in dollars per share) | $ / shares	$ 13.75
Granted during the year (in dollars per share) | $ / shares	9.13
Vested during the year (in dollars per share) | $ / shares	14.65
Forfeited during the year (in dollars per share) | $ / shares	13.54
Non-vested at end of period (in dollars per share) | $ / shares	$ 13.55
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees to whom restricted common shares were allocated | Employee	26
Total compensation cost for the period | $	$ 0.4	$ 0.3
Restricted shares - Employees [Roll Forward]
Granted during the year (in shares)			400,000